Shareholders' Equity	6 Months Ended
Jun. 30, 2023
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 3 - Shareholders’ Equity

A.          General

The Company’s shares are traded on the NASDAQ Global Market under the symbol “CAMT”, and also listed and traded on the Tel-Aviv stock exchange

B.          Changes in Stock Options and RSUs

The number of stock options exercised in the six-month period ended June 30, 2023, was 306,186.

In the first six months of 2023, 509,231 restricted share units (RSUs) were granted by the Company. The RSUs vest over a four-year period.

C.          Share-based Compensation Expense

The total share-based compensation expense amounted to $6,521, $5,592, and $10,523 for the six-month periods ended June 30, 2023 and 2022 and the year ended December 31, 2022, respectively.